Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005526 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000005526 | U.S. Treasury Inflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005526 | GS Mortgage-Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005526 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000005526 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166332 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000166332 | U.S. Treasury Inflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000166332 | GS Mortgage-Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166332 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000166332 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225818 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000225818 | U.S. Treasury Inflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000225818 | GS Mortgage-Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225818 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000225818 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.20%